INCOME TAXES - Schedule of reconciliation of the total amounts of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 4,482	$ 4,418
Increases — tax positions taken in prior periods	49	3
Increases — tax positions taken in current period	0	0
Settlements and lapses of statute of limitations	97	61
Unrecognized tax benefits, end of year	$ 4,628	$ 4,482